Document and Entity Information	Nov. 17, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000912766
Document Type	8-K
Document Period End Date	Nov. 17, 2022
Entity Registrant Name	Laureate Education, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38002
Entity Tax Identification Number	52-1492296
Entity Address, Address Line One	78 SW 7th Street
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33130
City Area Code	(786)
Local Phone Number	209-3368
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.004 per share
Trading Symbol	LAUR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false